SOLAR POWER SYSTEMS, NET (Tables)	12 Months Ended
Dec. 31, 2015
SOLAR POWER SYSTEMS, NET.
Schedule of solar power systems

	At December 31, 2014	At December 31, 2015
	$	$
Solar power systems in operation	75,344	508,584
Solar power systems under construction	22,697	706,118
Accumulated depreciation	(1,173)	(14,261)

Solar power systems, net	96,868	1,200,441